Income Tax Expense - Schedule of Income Tax Expense (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax on profit for the year
Current year	₩ 24,778	₩ 22,199	₩ 37,459
Deferred tax expense
Change in net deferred tax assets	(1,149)	(754)	(742)
Income tax expense	₩ 23,629	₩ 21,445	₩ 36,717